26. Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interests Tables Abstract
Balance of Equity - Non-controlling interests

The detail, by company, of the balance of “Equity - Non-controlling interests” is as follows:

Thousand of reais	2020	2019	2018

Financial Position of non-controlling interest	312,885	558,581	529,990
Santander Leasing S,A, Arrendamento Mercantil	-	447	447
Getnet S,A.	-	-	249,007
Olé Consignado S,A.	-	271,078	116,967
Banco PSA Finance Brasil S,A.	138,644	131,222	155,399
Rojo Entretenimento S,A.	7,087	7,245	7,015
Banco Hyundai Capital	167,155	148,589
Return Capital Serviços de Recuperação de Créditos S.A. (Atual denominação Social da Ipanema Empreendimentos e Participações)	-	-	1,155

Balance of Profit attributable to non-controlling interests
Thousand of reais	2020	2019	2018

Profit attributable to non-controlling interests	32,224	224,518	217,441
Of which:
Santander Leasing S.A. Arrendamento Mercantil	(444)	3	25
Getnet S.A.	-	3,962	55,518
Olé Consignado S.A.	-	199,332	138,527
Banco PSA Finance Brasil S.A.	14,146	15,887	17,914
Rojo Entretenimento S.A.	(159)	230	166
Banco Hyundai Capital	18,681	2,520	-
Return Capital Serviços de Recuperação de Créditos S,A, (Atual denominação Social da Ipanema Empreendimentos e Participações)	-	2,584	1,150
Others	-	-	4,141

Changes in the balance of Non-controlling interests

The changes in the balance of “Non-controlling interests” are summarized as follows:

Thousand of reais	2020	2019	2018

Balance at beginning of year	558,581	529,990	436,894
Additions / disposals (net) due to change in the scope of consolidation (1)	(271,078)	51,073	6,849
Dividends paid / Interest on Capital	-	(92,734)	(60,936)
Capital increase (2)	-	100,000	48,000
Profit attributable to non-controlling interests	32,224	224,518	213,300
Update PUT Olé Consignado S.A.	-	(240,000)	(106,440)
Others	(6,842)	(14,266)	(7,677)
Balance at end of year	312,885	558,581	529,990

(1)	In 2019, it refers mainly to Banco Hyundai Capital, which was consolidated using the equity method. In 2020, it refers the incorporation of Banco Olé Consignado S.A by the Company.
(2)	In 2019 and 2018, it refers to the capital increase of Olé Consignado.